Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 0.4%
Mercury Systems, Inc. *	1,004	43,251
Automobile Components — 0.9%
American Axle & Manufacturing Holdings, Inc. *	2,812	11,446
Gentex Corp.	2,262	52,701
Gentherm, Inc. *	766	20,481
		84,628
Banks — 19.7%
Berkshire Hills Bancorp, Inc.	988	25,782
Brookline Bancorp, Inc.	3,981	43,398
Citizens Financial Group, Inc.	8,482	347,531
CVB Financial Corp.	1,974	36,436
First Citizens BancShares, Inc., Class A	58	107,747
First Hawaiian, Inc.	4,496	109,878
FNB Corp.	17,719	238,317
Hope Bancorp, Inc.	5,679	59,457
KeyCorp	25,318	404,829
Old National Bancorp	15,114	320,266
Simmons First National Corp., Class A	1,271	26,085
United Bankshares, Inc.	1,265	43,876
Valley National Bancorp	7,294	64,843
WaFd, Inc.	3,118	89,101
		1,917,546
Building Products — 2.5%
Armstrong World Industries, Inc.	653	91,953
JELD-WEN Holding, Inc. *	4,045	24,151
Resideo Technologies, Inc. *	7,017	124,208
		240,312
Chemicals — 4.0%
Cabot Corp.	1,014	84,315
Celanese Corp.	2,587	146,874
Koppers Holdings, Inc.	937	26,237
Olin Corp.	5,296	128,361
		385,787
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	1,024	48,481
Brink's Co. (The)	1,437	123,842
MillerKnoll, Inc.	1,986	38,013
		210,336
Construction & Engineering — 1.4%
Granite Construction, Inc.	1,856	139,948
Containers & Packaging — 6.9%
Berry Global Group, Inc.	3,876	270,545
Crown Holdings, Inc.	552	49,294
Graphic Packaging Holding Co.	9,294	241,265

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Greif, Inc., Class A	1,072	58,960
Silgan Holdings, Inc.	1,038	53,062
		673,126
Distributors — 1.6%
LKQ Corp.	3,782	160,866
Diversified Consumer Services — 0.3%
Frontdoor, Inc. *	703	27,010
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	1,033	17,789
Broadstone Net Lease, Inc.	1,663	28,340
		46,129
Electric Utilities — 3.4%
Portland General Electric Co.	4,158	185,446
TXNM Energy, Inc.	2,666	142,587
		328,033
Electrical Equipment — 1.2%
Sensata Technologies Holding plc	4,681	113,619
Energy Equipment & Services — 1.4%
Patterson-UTI Energy, Inc.	14,422	118,547
TETRA Technologies, Inc. *	6,068	20,390
		138,937
Financial Services — 1.3%
NCR Atleos Corp. *	1,972	52,032
Radian Group, Inc.	2,175	71,908
		123,940
Food Products — 1.7%
Flowers Foods, Inc.	4,830	91,823
Nomad Foods Ltd. (United Kingdom)	3,613	70,995
		162,818
Gas Utilities — 4.5%
Southwest Gas Holdings, Inc.	1,103	79,199
Spire, Inc.	2,099	164,212
UGI Corp.	5,829	192,769
		436,180
Health Care Equipment & Supplies — 5.1%
CONMED Corp.	1,007	60,797
Dentsply Sirona, Inc.	9,426	140,828
Envista Holdings Corp. *	3,636	62,747
ICU Medical, Inc. *	1,178	163,577
Integra LifeSciences Holdings Corp. *	3,336	73,365
		501,314

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.5%
Ensign Group, Inc. (The)	1,140	147,504
Health Care REITs — 3.1%
Healthpeak Properties, Inc.	14,975	302,789
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	2,242	15,989
Pebblebrook Hotel Trust	5,522	55,937
		71,926
Hotels, Restaurants & Leisure — 1.0%
Marriott Vacations Worldwide Corp.	1,563	100,388
Household Durables — 0.1%
Tri Pointe Homes, Inc. *	246	7,864
Household Products — 0.5%
Energizer Holdings, Inc.	1,792	53,603
Insurance — 8.7%
Assured Guaranty Ltd.	896	78,926
Axis Capital Holdings Ltd.	1,479	148,232
CNO Financial Group, Inc.	3,615	150,556
Horace Mann Educators Corp.	1,908	81,545
James River Group Holdings Ltd.	1,733	7,280
Kemper Corp.	3,021	201,954
White Mountains Insurance Group Ltd.	94	180,410
		848,903
Machinery — 5.7%
AGCO Corp.	2,204	204,019
Hillenbrand, Inc.	3,323	80,229
Hyster-Yale, Inc.	181	7,532
JBT Marel Corp.	601	73,421
Kennametal, Inc.	1,239	26,394
Terex Corp.	2,012	75,995
Timken Co. (The)	1,182	84,942
		552,532
Marine Transportation — 0.6%
Matson, Inc.	490	62,772
Media — 0.4%
TEGNA, Inc.	2,081	37,923
Multi-Utilities — 1.0%
Black Hills Corp.	1,124	68,165
Northwestern Energy Group, Inc.	465	26,902
		95,067
Oil, Gas & Consumable Fuels — 3.5%
Devon Energy Corp.	6,112	228,603
Range Resources Corp.	2,720	108,595
		337,198

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Paper & Forest Products — 0.2%
Magnera Corp. *	1,028	18,664
Professional Services — 4.8%
Concentrix Corp. (a)	1,752	97,459
Dun & Bradstreet Holdings, Inc.	6,778	60,599
Genpact Ltd.	1,572	79,205
Maximus, Inc.	1,476	100,617
Science Applications International Corp.	1,121	125,852
		463,732
Real Estate Management & Development — 0.2%
Cushman & Wakefield plc *	1,802	18,413
Retail REITs — 1.1%
Kite Realty Group Trust	4,984	111,499
Software — 1.1%
NCR Voyix Corp. *	6,192	60,374
Verint Systems, Inc. *	2,824	50,402
		110,776
Specialized REITs — 0.3%
Rayonier, Inc.	884	24,654
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	2,736	107,285
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	222	9,098
Columbia Sportswear Co.	331	25,062
Hanesbrands, Inc. *	10,601	61,167
		95,327
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc. *	455	56,336
MRC Global, Inc. *	3,355	38,513
MSC Industrial Direct Co., Inc., Class A	471	36,586
		131,435
Total Common Stocks (Cost $7,904,976)		9,434,034
Short-Term Investments — 2.9%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $265,590)	265,510	265,590

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $12,431)	12,431	12,431
Total Short-Term Investments (Cost $278,021)		278,021
Total Investments — 99.8% (Cost $8,182,997)		9,712,055
Other Assets in Excess of Liabilities — 0.2%		18,995
NET ASSETS — 100.0%		9,731,050

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $11,723.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,712,055	$—	$—	$9,712,055

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$67,128	$2,519,675	$2,321,305	$92	$— (c)	$265,590	265,510	$8,920	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	23,985	152,077	163,633	1	1	12,431	12,431	681	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	3,072	9,447	12,519	—	—	—	—	36	—
Total	$94,185	$2,681,199	$2,497,457	$93	$1	$278,021		$9,637	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.